Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Provision For/(Benefit From) Income Taxes

Provision for/(benefit from) income taxes for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Continuing Operations:
Irish corporation tax — current	$—	$—	$0.5
Irish corporation tax — deferred	(369.0)	(37.0)	(29.8)
Foreign taxes — current	0.6	(3.4)	1.5
Foreign taxes — deferred	7.9	28.4	(24.4)

Benefit from income taxes — continuing operations	(360.5)	(12.0)	(52.2)

Discontinued Operations:
Irish corporation tax — current	—	—	—
Irish corporation tax — deferred	34.0	36.9	28.5
Foreign taxes — current	—	—	—
Foreign taxes — deferred	26.7	22.7	25.8

Provision for income taxes — discontinued operations	60.7	59.6	54.3

Provision for/(benefit from) income taxes — continuing and discontinued operations	$(299.8)	$47.6	$2.1

Total current taxes	0.6	(3.4)	2.0
Total deferred taxes	(300.4)	51.0	0.1
Tax expense reported in shareholders’ equity related to equity awards	—	—	2.4

Schedule Of Effective Tax Rate Differs From Irish Tax Rate

The effective tax rate differs from the Irish tax rate of 12.5% as follows (in millions):

	2012	2011	2010
Net loss before tax from continuing operations	$(733.2)	$(465.5)	$(613.5)
Irish standard tax rate	12.5%	12.5%	12.5%
Taxes at the Irish standard rate	(91.6)	(58.2)	(76.7)
Irish income at rates other than Irish standard rate	0.1	0.6	(0.6)
Foreign income at rates other than the Irish standard rate	(50.5)	(44.8)	(85.9)
Deferred tax impact of new income tax rules	—	40.0	—
Adjustments to valuation allowance	(240.8)	41.9	47.7
Zonegran settlement(1)	—	—	59.2
Expenses/losses deriving no tax benefit	4.0	0.5	0.5
Impairment of carrying value of Janssen AI investment	14.7	—	—
Other	3.6	8.0	3.6

Benefit from income taxes	$(360.5)	$(12.0)	$(52.2)

(1)

In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

Distribution Of Net Loss For Continuing Operations Before Provision For Income Taxes By Geographical Area

Distribution of net loss for continuing operations before provision for income taxes by geographical area for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Ireland	$(926.8)	$(688.2)	$(632.9)
Foreign	193.6	222.7	19.4

Net loss before provision for income taxes	$(733.2)	$(465.5)	$(613.5)

Schedule Of Deferred Tax

Deferred Tax

The full potential amounts of deferred tax at December 31 of each year consisted of the following deferred tax assets and liabilities (in millions):

	2012	2011
Deferred tax liabilities:
Property, plant and equipment	$—	$(0.3)

Total deferred tax liabilities	$—	$(0.3)

Deferred tax assets:
Net operating losses	$354.4	$327.5
Deferred interest	263.0	236.4
Intangibles/capitalized items	6.2	8.2
Tax credits	85.3	84.8
Reserves/provisions	31.5	41.1
Property, plant and equipment	6.0	6.8
Share-based compensation expense	30.7	30.8
Other	27.9	16.4

Total deferred tax assets	$805.0	$752.0

Valuation allowance	$(359.5)	$(606.6)

Net deferred tax asset	$445.5	$145.1

Net deferred tax asset is presented as:

	2012	2011
Current deferred tax asset	$380.9	$26.2
Non-current deferred tax asset	64.6	118.9

Net deferred tax asset	$445.5	$145.1

Schedule Of Unused Tax Loss Carry Forwards

The gross amounts of unused tax loss carryforwards with their expiration dates after adjusting for uncertain tax positions are as follows (in millions):

	At December 31, 2012
			U.S.	Rest of
	Ireland	U.S. State	Federal	World	Total
One year	$—	$—	$—	$5.0	$5.0
Two years	—	—	—	—	—
Three years	—	41.0	—	—	41.0
Four years	—	83.3	—	1.1	84.4
Five years	—	18.9	—	0.9	19.8
More than five years	2,615.5	79.4	523.4	—	3,218.3

Total	$2,615.5	$222.6	$523.4	$7.0	$3,368.5

Schedule Of Unrecognized Tax Benefits

Activity related to our unrecognized tax benefits for the years ended December 31, 2012, consisted of the following (in millions):

	2012	2011	2010
Balance at January 1	$61.5	$73.4	$71.3
Tax positions related to current year:
Additions	3.4	3.3	3.2
Tax positions related to prior years:
Additions	0.5	—	—
Reduction	(0.3)	(13.1)	(1.0)
Settlements	—	(2.1)	—
Expiration of statutes of limitations	(3.4)	—	(0.1)

Balance at December 31	$61.7	$61.5	$73.4